Registration No. 2-62668
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                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                       POST-EFFECTIVE AMENDMENT No. 6
                                 FORM S-6

            FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                OF SECURITIES OF UNIT INVESTMENT TRUSTS
                       REGISTERED ON FORM N-8B-2

                     CAPITOL LIFE SEPARATE ACCOUNT M
                          (Exact name of trust)

                   THE CAPITOL LIFE INSURANCE COMPANY
                          (Name of depositor)

                 1726 Cole Boulevard, Building 22, Suite 115
                        Golden, Colorado  80401
     (Complete address of depositor's principal executive offices)

                           Daniel C. Carpenter
            Senior Vice President, Secretary and Treasurer
                  The Capitol Life Insurance Company
              1726 Cole Boulevard, Building 22, Suite 115
                        Golden, Colorado  80401
           (Name and complete address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

     [X]  immediately upon filing pursuant to paragraph (b)
     [ ]  on (date) pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title and amount of securities described in this registration statement:
Group and Individual Variable Annuity Contracts

Proposed maximum aggregate offering price to the public of the securities being registered: Not applicable

Amount of filing fee:  Not applicable

Approximate date of proposed public offering:  INAPPLICABLE (SEE FOLLOWING
PAGE)

     [ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

                     RECONCILIATION AND TIE BETWEEN ITEMS
                      IN FORM N-8B-2 AND THE PROSPECTUS*

                     For Capitol Life Separate Account M


N-8B-2 ITEM                 CAPTION IN PROSPECTUS

                    *Not Applicable

     Capitol Life Separate Account M, the Registrant, no longer offers the variable annuity contracts described in File No. 2-62668 to the public. Based upon the circumstances and conditions set forth in a grant of no-action (pub. avail. April 21, 1982 (No. 82-19-IP)), the Registrant has ceased filing post-effective amendments and the delivery of updated prospectuses heretofore described in Registration File No. 2-62668.

     The only purpose of this post-effective amendment to the registration statement on Form S-6 is to provide the "reasonableness" representation described in Section 26(e)(2)(A) of the Investment Company Act of 1940 as amended by Section 205 of the National Securities Markets Improvement Act of 1996.

     The content of Registration No. 2-62668, as heretofore amended, is incorporated herein by reference pursuant to instructions contained in a letter dated November 7, 1996 from Susan Nash, Assistant Director, Office of Insurance Products of the Division of Investment Management, to all variable insurance product Registrants.

                  CONTENTS OF REGISTRATION STATEMENT

This Registration statement comprises the following papers and documents:

The facing sheet

Reconciliation and Tie-in Sheet

Undertaking to File Reports and Reasonableness Representation*

     *All other elements of Registration No. 2-62668, as heretofore amended, are hereby incorporated by reference pursuant to instructions contained in the letter to variable insurance product Registrants dated November 7, 1996 from Susan Nash, Assistant Director, Office of Insurance Products, Division of Investment Management of the Securities and Exchange Commission.

The Signatures

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A)
OF THE INVESTMENT COMPANY ACT OF 1940

     The Capitol Life Insurance Company hereby represents that the fees and charges deducted under the Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Capitol Life Insurance Company.

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Capitol Life Separate Account M, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Golden, State of Colorado on this 23rd day of June 1997.

                           THE CAPITOL LIFE INSURANCE COMPANY
                           on its own behalf as Depositor and on behalf of CAPITOL LIFE SEPARATE ACCOUNT M
[SEAL]

                           By:/s/Daniel C.  Carpenter
                                 Daniel C. Carpenter
                                 Senior Vice President, Secretary and
                                   Treasurer


Attest:  /s/Joseph L. Blattner, Jr.
            Joseph L. Blattner, Jr.


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

    Signature                       Title                      Date

/s/Joseph L. Blattner, Jr.     President (Principal        June 23, 1997
   Joseph L. Blattner, Jr.     Executive Officer)


/s/Daniel C. Carpenter         Senior Vice President,      June 23, 1997
   Daniel C. Carpenter         Secretary and Treasurer
                               (Principal Financial
                                Officer)

/s/Daniel C. Carpenter         Senior Vice President,      June 23, 1997
   Daniel C. Carpenter         Secretary and Treasurer
                               (Principal Accounting
                                Officer)

/s/Glen A. Holden, Jr.         Chairman and Director       June 24, 1997
   Glen A. Holden, Jr.

/s/Joseph L. Blattner, Jr.     Director                    June 23, 1997
   Joseph L. Blattner, Jr.

                               Director
   Bernard J. Spaulding